UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21788
SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
(Address of principal executive offices)                 (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474
(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 09/30
Date of reporting period: 12/31

Portfolio of Investments
Seligman TargETFund 2015
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (99.2%)

	Shares		Value(a)
Emerging Markets (2.9%)
Vanguard Emerging Markets ETF	17,600		$721,600

Fixed Income (19.9%)
iShares Lehman US Treasury
Inflation Protected Securities Fund	14,600		1,516,940
Vanguard Total Bond Market ETF	44,550	(b)	3,501,185

Total			5,018,125

International Large Cap (9.8%)
iShares MSCI EAFE Index Fund	29,200	(c)	1,614,760
Vanguard Europe Pacific ETF	25,500	(b)	872,100

Total			2,486,860

International Small Cap (2.8%)
WisdomTree Intl SmallCap Dividend Fund	16,000		716,480

Real Estate (6.5%)
iShares Dow Jones US Real Estate Index Fund	36,000	(c)	1,653,120

REIT (3.5%)
SPDR Dow Jones REIT ETF	18,200		895,622

U.S. Large and Mid Cap (2.1%)
iShares Dow Jones Select Dividend Index Fund	11,900	(b)	522,529

U.S. Large Cap (25.4%)
SPDR Trust Series 1	57,400	(c)	6,396,656

U.S. Mid Cap (17.6%)
iShares Russell Midcap Index Fund	54,049	(c)	4,460,123

U.S. Small Cap (8.7%)
iShares Russell 2000 Index Fund	35,442	(c)	2,206,619

Total Exchange Traded Funds (Cost: $24,982,615)			$25,077,734

Money Market Fund (1.5%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	383,689	(d)	$383,689

Total Money Market Fund (Cost: $383,689)			$383,689

Investments of Cash Collateral Received for Securities on Loan (17.7%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	4,468,634	$4,468,634

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $4,468,634)		$4,468,634

Total Investments in Securities (Cost: $29,834,938)(e)		$29,930,057

Investments in Derivatives
Open Options Contracts Written at Dec. 31, 2009

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	contracts	price	received	date	Value(a)

iShares Dow Jones US Real Estate Index Fund	Call	221	$46	$14,807	Jan. 2010	$22,100
iShares MSCI EAFE Index Fund	Call	181	55	15,565	Jan. 2010	18,371
iShares Russell 2000 Index Fund	Call	145	61	16,529	Jan. 2010	30,740
iShares Russell Midcap Index Fund	Call	221	85	8,619	Jan. 2010	8,840
SPDR Trust Series 1	Call	241	110	48,922	Jan. 2010	62,781

Total						$142,832

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	At Dec. 31, 2009, security was partially or fully on loan.

(c)	At Dec. 31, 2009, securities valued at $7,427,928 were held to cover open call options written

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(e)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $29,835,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,290,000
Unrealized depreciation	(1,195,000)

Net unrealized appreciation	$95,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Securities
Exchange Traded Funds	$25,077,734	$—	$—	$25,077,734
Affiliated Money Market Fund (a)	383,689	—	—	383,689
Investments of Cash Collateral Received for Securities on Loan	4,468,634	—	—	4,468,634

Total Investments in Securities	29,930,057	—	—	29,930,057

Other Financial Instruments (b)	142,832	—	—	142,832

Total	$30,072,889	$—	$—	$30,072,889

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(b)	Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Portfolio of Investments
Seligman TargETFund 2025
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (98.9%)

	Shares		Value(a)
Emerging Markets (7.9%)
Vanguard Emerging Markets ETF	67,100		$2,751,100

Fixed Income (4.7%)
Vanguard Total Bond Market ETF	20,800	(b)	1,634,672

International Large Cap (9.7%)
iShares MSCI EAFE Index Fund	53,400		2,953,020
Vanguard Europe Pacific ETF	12,000	(b)	410,400

Total			3,363,420

International Small Cap (7.8%)
WisdomTree Intl SmallCap Dividend Fund	60,300		2,700,234

REIT (4.2%)
SPDR Dow Jones REIT ETF	29,500	(b)	1,451,695

U.S. Large Cap (18.7%)
iShares S&P 500 Index Fund	48,300		5,390,763
SPDR Trust Series 1	10,200		1,136,688

Total			6,527,451

U.S. Mid Cap (25.0%)
iShares Russell Midcap Index Fund	105,801	(b)	8,730,699

U.S. Small Cap (20.9%)
iShares Russell 2000 Index Fund	117,021	(b)	7,285,727

Total Exchange Traded Funds (Cost: $37,884,919)			$34,444,998

Money Market Fund (0.9%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	306,736	(c)	$306,736

Total Money Market Fund (Cost: $306,736)			$306,736

Investments of Cash Collateral Received for Securities on Loan (22.8%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	7,922,637	$7,922,637

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $7,922,637)		$7,922,637

Total Investments in Securities (Cost: $46,114,292)(d)		$42,674,371

Notes to Portfolio of Investments
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	At Dec. 31, 2009, security was partially or fully on loan.

(c)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(d)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $46,114,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$411,000
Unrealized depreciation	(3,851,000)

Net unrealized depreciation	$(3,440,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Securities
Exchange Traded Funds	$34,444,998	$—	$—	$34,444,998
Affiliated Money Market Fund (a)	306,736	—	—	306,736
Investments of Cash Collateral Received for Securities on Loan	7,922,637	—	—	7,922,637

Total	$42,674,371	$—	$—	$42,674,371

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Portfolio of Investments
Seligman TargETFund 2035
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (97.7%)

	Shares	Value(a)
Emerging Markets (9.6%)
Vanguard Emerging Markets ETF	23,900	$979,900

Fixed Income (4.7%)
Vanguard Total Bond Market ETF	6,100	479,399

International Large Cap (9.1%)
Vanguard Europe Pacific ETF	27,400	937,080

International Small Cap (9.5%)
WisdomTree Intl SmallCap Dividend Fund	21,640	969,039

U.S. Large Cap (14.7%)
SPDR Trust Series 1	13,545	1,509,455

U.S. Mid Cap (24.9%)
iShares Russell Midcap Index Fund	31,000	2,558,120

U.S. Small Cap (25.2%)
iShares Russell 2000 Index Fund	41,545	2,586,591

Total Exchange Traded Funds (Cost: $10,056,318)		$10,019,584

Money Market Fund (1.4%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	147,350	(b)	$147,350

Total Money Market Fund (Cost: $147,350)			$147,350

Total Investments in Securities (Cost: $10,203,668)(c)			$10,166,934

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(c)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $10,204,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$193,000
Unrealized depreciation	(230,000)

Net unrealized depreciation	$(37,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Securities
Exchange Traded Funds	$10,019,584	$—	$—	$10,019,584
Affiliated Money Market Fund (a)	147,350	—	—	147,350

Total	$10,166,934	$—	$—	$10,166,934

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Portfolio of Investments
Seligman TargETFund 2045
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (99.7%)

	Shares	Value(a)
Emerging Markets (9.8%)
Vanguard Emerging Markets ETF	11,700	$479,700

Fixed Income (4.7%)
Vanguard Total Bond Market ETF	2,900	227,911

International Large Cap (10.1%)
Vanguard Europe Pacific ETF	14,375	491,625

International Small Cap (10.1%)
WisdomTree Intl SmallCap Dividend Fund	10,985	491,908

U.S. Large Cap (14.8%)
SPDR Trust Series 1	6,490	723,246

U.S. Mid Cap (25.0%)
iShares Russell Midcap Index Fund	14,795	1,220,883

U.S. Small Cap (25.2%)
iShares Russell 2000 Index Fund	19,690	1,225,900

Total Exchange Traded Funds (Cost: $4,716,524)		$4,861,173

Money Market Fund (2.8%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	135,600	(b)	$135,600

Total Money Market Fund (Cost: $135,600)			$135,600

Total Investments in Securities (Cost: $4,852,124)(c)			$4,996,773

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(c)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $4,852,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$201,000
Unrealized depreciation	(56,000)

Net unrealized appreciation	$145,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Securities
Exchange Traded Funds	$4,861,173	$—	$—	$4,861,173
Affiliated Money Market Fund (a)	135,600	—	—	135,600

Total	$4,996,773	$—	$—	$4,996,773

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

Portfolio of Investments
Seligman TargETFund Core
Dec. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Exchange Traded Funds (100.0%)

	Shares		Value(a)
Fixed Income (34.9%)
iShares Lehman US Treasury
Inflation Protected Securities Fund	82,979		$8,621,518
Vanguard Total Bond Market ETF	145,900	(b)	11,466,281

Total			20,087,799

International Large Cap (10.0%)
iShares MSCI EAFE Index Fund	72,900	(c)	4,031,370
Vanguard Europe Pacific ETF	50,200	(b)	1,716,840

Total			5,748,210

Real Estate (7.1%)
iShares Dow Jones US Real Estate Index Fund	88,900	(c)	4,082,288

REIT (3.0%)
SPDR Dow Jones REIT ETF	34,500		1,697,745

U.S. Large and Mid Cap (5.0%)
iShares Dow Jones Select Dividend Index Fund	64,981	(b)	2,853,316

U.S. Large Cap (32.5%)
SPDR Trust Series 1	167,900	(c)	18,710,776

U.S. Mid Cap (7.5%)
iShares Russell Midcap Index Fund	52,564	(c)	4,337,581

Total Exchange Traded Funds (Cost: $56,305,326)			$57,517,715

Money Market Fund (0.3%)

	Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.18%	152,825	(d)	$152,825

Total Money Market Fund (Cost: $152,825)			$152,825

Investments of Cash Collateral Received for Securities on Loan (24.0%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund	13,802,560	$13,802,560

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $13,802,560)		$13,802,560

Total Investments in Securities (Cost: $70,260,711)(e)		$71,473,100

Investments in Derivatives
Open Options Contracts Written at Dec. 31, 2009

		Number of	Exercise	Premium	Expiration
Issuer	Puts/Calls	contracts	price	received	date	Value(a)

iShares Dow Jones US Real Estate Fund	Call	635	$46.00	$42,544	Jan. 2010	$63,500
iShares MSCI EAFE Index Fund	Call	522	55.00	44,891	Jan. 2010	52,983
iShares Russell Midcap Index Fund	Call	266	85.00	10,374	Jan. 2010	10,640
SPDR Trust Series 1	Call	929	110.00	188,582	Jan. 2010	242,005

Total						$369,128

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Sept. 30, 2009.

(b)	At Dec. 31, 2009, security was partially or fully on loan.

(c)	At Dec. 31, 2009, securities valued at $18,350,388 were held to cover open call options written

(d)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at Dec. 31, 2009.

(e)	At Dec. 31, 2009, the cost of securities for federal income tax purposes was approximately $70,261,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$2,698,000
Unrealized depreciation	(1,486,000)

Net unrealized appreciation	$1,212,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Dec. 31, 2009:

	Fair value at Dec. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Investments in Securities
Exchange Traded Funds	$57,517,715	$—	$—	$57,517,715
Affiliated Money Market Fund (a)	152,825	—	—	152,825
Investments of Cash Collateral Received for Securities on Loan	13,802,560	—	—	13,802,560

Total Investments in Securities	71,473,100	—	—	71,473,100

Other Financial Instruments (b)	369,128	—	—	369,128

Total	$71,842,228	$—	$—	$71,842,228

(a)	Money market fund that is a sweep investment for cash balances in the Fund at Dec. 31, 2009.

(b)	Other Financial Instruments are derivative instruments. Derivative descriptions are located in the Investments in Derivatives section of the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)                      Seligman TargetHorizon ETF Portfolios, Inc.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer

Date March 1, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date March 1, 2010